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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C
                 ---------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ---------------------------------
                 Chicago, Illinois 60611
                 ---------------------------------

                 ---------------------------------

Form 13F File Number: 28-12168
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Amy Rosenow              Chicago, Illinois   May 14, 2009
   -------------------------------    -----------------   ------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   18
                                        --------------------

Form 13F Information Table Value Total:              167,814
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
-----------------------------  -------------  ---------  --------  -------------------  ----------  --------  ---------------------
                                   TITLE                  VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER            OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-----------------------------  -------------  ---------  --------  --------- ---  ----  ----------  --------  -----  --------- ----
ALLEGHENY ENERGY INC                COM       017361106    19,041    821,800 SH           OTHER        *               821,800
AMERICAN EAGLE OUTFITTERS NEW       COM       02553E106    16,437  1,342,929 SH           OTHER        *             1,342,929
ENERGYSOLUTIONS INC            DEPOSITARY SH  292756202     4,670    539,874 SH           OTHER        *               539,874
GENERAL GROWTH PPTYS INC            COM       370021107       636    895,495 SH           OTHER        *               895,495
HOME DEPOT INC                      COM       437076102    34,498  1,464,265 SH           OTHER        *             1,464,265
INTERFACE INC                       CL A      458665106     8,811  2,946,692 SH           OTHER        *             2,946,692
JOHNSON CTLS INC                    COM       478366107       803     66,900 SH           OTHER        *                66,900
KOHLS CORP                          COM       500255104    16,527    390,514 SH           OTHER        *               390,514
LOWES COS INC                       COM       548661107    22,274  1,220,484 SH           OTHER        *             1,220,484
MAXIMUS INC                         COM       577933104     5,188    130,155 SH           OTHER        *               130,155
MGIC INVT CORP WIS                  COM       552848103       631    444,560 SH           OTHER        *               444,560
MOHAWK INDS INC                     COM       608190104     1,132     37,900 SH           OTHER        *                37,900
MOHAWK INDS INC                     CALL      608190104     8,122    271,900 SH   CALL    OTHER        *
POWERSHARES DB CMDTY IDX TRA    UNIT BEN INT  73935S105     4,922    201,000 SH           OTHER        *               201,000
SIGNET JEWELERS LIMITED             SHS       G81276100     7,000    611,338 SH           OTHER        *               611,338
STAPLES INC                         COM       855030102     7,393    408,200 SH           OTHER        *               408,200
TREEHOUSE FOODS INC                 COM       89469A104     3,811    132,380 SH           OTHER        *               132,380
WHIRLPOOL CORP                      CALL      963320106     5,918    200,000 SH   CALL    OTHER        *

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*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.